Summary of Significant Accounting Policies - Additional Information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure Of Significant Accounting Policies [Line Items]
Right-of-use assets	¥ 148,000,000		¥ 100,000,000
Lease liabilities		¥ 97,000,000
Useful lives of other intangible assets	more than 12 years
Employee benefits obligation	¥ 0
Performance obligation expected duration	The Group does not disclose the information about the remaining performance obligations as the performance obligations of the Group have an expected duration of one year or less.
Useful life of buildings	less than six years
Useful life of other assets	less than two years
Bottom of range
Disclosure Of Significant Accounting Policies [Line Items]
Percentage of voting rights	20.00%
Bottom of range | Internal Developed Contents and Copyrights
Disclosure Of Significant Accounting Policies [Line Items]
Amortized period	1 year
Top of range
Disclosure Of Significant Accounting Policies [Line Items]
Percentage of voting rights	50.00%
Top of range | Internal Developed Contents and Copyrights
Disclosure Of Significant Accounting Policies [Line Items]
Amortized period	5 years
IFRS 16
Disclosure Of Significant Accounting Policies [Line Items]
Effective date of new IFRS	Jan. 01, 2019
Right-of-use assets		100,000,000
Lease liabilities		¥ 97,000,000
Incremental borrowing rate applied to lease liabilities		5.18%